VARIABLE INTEREST ENTITIES - Additional Information (Details)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
VARIABLE INTEREST ENTITIES
Percentage of operating profit generated by the VIEs	90.00%
Initial term of exclusive technical service agreement	20 years
VIEs contribution on net revenue	3.00%	100.00%
VIEs account on total assets	4.20%		57.80%
VIEs account on total liabilities	56.90%		57.80%